Summary of Significant Accounting Policies (Details)	3 Months Ended	9 Months Ended	12 Months Ended
	Sep. 30, 2019 shares	Sep. 30, 2019 Segements shares	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)
Summary of Significant Accounting Policies (Textual)
Weighted average number of common shares anti-dilutive effect | shares	40,000	265,172
Property and equipment, estimated useful lives, description			Depreciation of property and equipment is calculated using the straight-line method over the estimated useful lives of the assets, which range from three to seven years.
Acquisition over estimated useful lives, description			Merchant portfolios are valued at fair value of merchant customers on the date of acquisition and are amortized over their estimated useful lives (7 years).
Allowance for doubtful accounts | $			$ 38,113	$ 0
Number of segements | Segements		1
Impairment charge | $				$ 7,900,000
Equity Option [Member]
Summary of Significant Accounting Policies (Textual)
Weighted average number of common shares anti-dilutive effect | shares		55,257